Application of New and Amendments to International Financial Reporting Standards ("IFRSs") and Interpretation - Disclouser Of LineItems In Statement Of Financial Position Which Include Right of use Assets (Detail) - CNY (¥)
¥ in Millions
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Reclassified from lease prepayments			¥ 21,568
Total	¥ 61,549
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets relating to operating leases recognized upon application of IFRS 16		¥ 43,956
Reclassified from lease prepayments		21,568
Total		¥ 65,524